UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					     Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.12
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.

         				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Glaxis Capital Management, LLC

Address:	443 John Ringling Blvd, Suite G
		Sarasota, FL 34236

Form 13F File Number: 28-14717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Andrew J. Copa
Title: 		Chief Compliance Officer
Phone:  	941.556.5333

Signature, Place, and Date of Signing:

Andrew J. Copa		Sarasota, Florida				7.23.12

Report Type ( Check only one):

[X]   	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]  	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 				0

Form 13F Information Table Entry Total: 			24

Form 13F Information Table Value Total: 			$49,523 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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					FORM 13F INFORMATION TABLE

Column 1		Column 2Column 3	Column 4	Column 5	Column 6  	Column 7Column 8
Name			Title ofCUSIP		Value	SHRS OR	SH/	Put/	Investment	Other	Voting Authority
of Issuer		Class			(x1000)	PRN AMT	PRN	Call	Discretion	Manager	Sole	Shared	None

ACACIA RESH CORP	COM	003881 30 7	6997	187880	SH		Sole			187880
ARES CAP CORP		COM	04010L 10 3	6046	378830	SH		Sole			378830
BED BATH & BEYOND IN    COM     075896 10 0     871     14100   SH		Sole			14100
CENTURYLINK INC		COM	156700 10 6	314	7960	SH		Sole			7960
COINSTAR INC		COM	19259P 30 0	343	5000	SH		Sole			5000
COMPASS DIVERS HLDGS	SH INT	20451Q 10 4	413	29600	SH		Sole			29600
CURRENCYSHS JAP YEN TR	PUT	23130A 95 2	70	155000	SH	Put	Sole			155000
DISCOVER FINL SVCS	COM	254709 10 8	1210	35000	SH		Sole			35000
EBAY INC		COM	278642 10 3	3377	80390	SH		Sole			80390
FIFTH STREET FIN CORP	COM	31678A 10 3	1011	101320	SH		Sole			101320
GNC HLDGS INC		COM CLA	36191G 10 7	741	18910	SH		Sole			18910
GOLAR LNG LTD BERMUD	SHS	G9456A 10 0	7244	192150	SH		Sole			192150
GOLAR LNG PARTNRS LP	COM UN	Y2745C 10 2	9040	279020	SH		Sole			279020
GREEN PLAINS RENEW NRG	COM	393222 10 4	1904	305172	SH		Sole			305172
ISHARES TR		USAGG B	464287 22 6	444	3990	SH		Sole			3990
IAC INTERACTIVECORP	COM	44919P 50 8	3421	75030	SH		Sole			75030
MACQUARIE INFRASTR CO	MEMB INT55608B 10 5	1470	44150	SH		Sole			44150
SBA COMMUNICATIONS CO	COM	78388J 10 6	1369	24000	SH		Sole			24000
SPDR SERIES TRUST	BRCLYS 	78464A 41 7	1776	45000	SH		Sole			45000
THL CR INC		COM	872438 10 6	135	10000	SH		Sole			10000
TRIUMPH GROUP INC NEW	COM	896818 10 1	272	4830	SH		Sole			4830
UNWIRED PLANET INC NEW	COM	91531F 10 3	463	201200	SH		Sole			201200
VANGUARD BD INDEX FD	LT BOND	921937 83 5	222	2630	SH		Sole			2630
WATSON PHARMACEUTCAL	COM	942683 10 3	370	5000	SH		Sole			5000

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